Related Party Transactions (Narrative) (Details)				3 Months Ended				9 Months Ended	10 Months Ended	12 Months Ended
	Sep. 25, 2019 USD ($)	Jan. 01, 2019 USD ($)	Jun. 26, 2018 USD ($)	Mar. 31, 2020 USD ($) hotel	Dec. 31, 2019 USD ($) hotel	Jun. 30, 2019 USD ($)	Mar. 31, 2019 USD ($)	Sep. 30, 2019	Nov. 05, 2019 USD ($)	Dec. 31, 2019 USD ($) hotel	Dec. 31, 2018 USD ($)	Sep. 30, 2017 hotel	Dec. 31, 2016 USD ($)
Related Party Transaction [Line Items]
Percentage not to exceed of project budget										16.50%
Due to related parties, net					$ 0					$ 0	$ 1,477,000
Number of hotel properties | hotel												24
Due from related parties, net				$ 4,399,000	$ 3,019,000					3,019,000	0
Management fees
Related Party Transaction [Line Items]
Payment of monthly property management fees, minimum				$ 14,000					$ 14,000	$ 14,000
Percentage of base management fee				3.00%					3.00%	3.00%
Portion of project management fees to project costs				4.00%				4.00%		4.00%
Subsidiaries
Related Party Transaction [Line Items]
Number of hotel properties managed by affiliates | hotel				79	80					80
Number of hotel properties | hotel				116	117					117
Remington Hotels
Related Party Transaction [Line Items]
Security deposit					$ 1,200,000					$ 1,200,000
Due from related parties, net					1,800,000					1,800,000
Ashford Inc.
Related Party Transaction [Line Items]
Contribution amount committed	$ 15,000,000
Contribution amount funded					2,500,000					2,500,000
Expensed reimbursement of operating expenses				$ 698,000	896,000		$ 0			896,000
Due to related parties, net					6,570,000					6,570,000	23,034,000
Ashford Inc. | Affiliated Entity
Related Party Transaction [Line Items]
Consideration for FF&E						$ 8,100,000	$ 5,000,000.0
Amount received from hotel FF&E											16,100,000
Recorded gain from sale and derecognized assets		$ 1,800,000
ERFP, percent of commitment for each hotel			10.00%
ERFP, initial term			2 years
ERFP, renewal term			1 year
ERFP, notice term			60 days
Ashford Inc. | Hilton Alexandria Old Town | Affiliated Entity
Related Party Transaction [Line Items]
Obligation amount											$ 11,100,000
Ashford Inc. | Hilton Santa Cruz/Scotts Valley | Affiliated Entity
Related Party Transaction [Line Items]
Entitled to receive for furniture, fixtures, and equipment					5,000,000.0					5,000,000.0
Recorded gain from sale and derecognized assets										233,000
Ashford Inc. | Embassy Suites New York Manhattan Times Square | Affiliated Entity
Related Party Transaction [Line Items]
Consideration for FF&E						$ 8,100,000
Entitled to receive for furniture, fixtures, and equipment				$ 19,500,000	19,500,000					19,500,000
Recorded gain from sale and derecognized assets										326,000
Ashford Inc. | Consideration to Purchase Furniture, Fixtures and Equipment
Related Party Transaction [Line Items]
Due to related parties, net													$ 4,000,000.0
Ashford Inc. | Other Assets
Related Party Transaction [Line Items]
Contribution amount funded					$ 1,600,000					$ 1,600,000
Maximum | Ashford Inc.
Related Party Transaction [Line Items]
Quarterly base fee				0.70%	0.70%					0.70%
Total market capitalization				$ 10,000,000,000.0	$ 10,000,000,000.0					$ 10,000,000,000.0
Maximum | Ashford Inc. | Affiliated Entity
Related Party Transaction [Line Items]
ERFP investment amount (up to)			$ 50,000,000
ERFP commitment amount subject to increase			$ 100,000,000
Minimum | Ashford Inc.
Related Party Transaction [Line Items]
Quarterly base fee				0.50%	0.50%					0.50%
Total market capitalization				$ 6,000,000,000.0	$ 6,000,000,000.0					$ 6,000,000,000.0